LEASES - amounts recognized in profit or loss in relation to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Interest on lease liabilities	$ 83	$ 133
Depreciation charge of right-of-use assets	984	1,090
Total amount recognized in profit or loss	$ 1,067	$ 1,223